Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2015
Estimated fair value of financial instruments

25. Estimated fair value of financial instruments

The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2014 and March 31, 2015. The estimated fair value amounts as of March 31, 2014 and March 31, 2015 have been measured as of the respective year ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

Financial instruments valued at carrying value

The respective carrying values of certain on-balance-sheet financial instruments approximated their fair value. These financial instruments include cash and amounts due from banks,non-interest-bearing deposits in banks, securities purchased and sold under resale and repurchase agreements, accrued interest receivable, acceptances, accrued interest payable, and certain other assets and liabilities that are considered financial instruments. Carrying values were assumed to approximate fair values for these financial instruments as they are short-term in nature and their recorded amounts approximate fair values or are receivable or payable on demand.

Trading securities

Trading securities are carried at fair value based on quoted market prices. If quoted market prices did not exist, fair values were estimated using market yield on balance period to maturity on similar instruments and similar credit risk. For more information on the fair value of these securities, refer to Note 5.

Available for sale securities

Available for sale investments principally comprise of debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using a market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities are estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. A reduction in the estimated cash flows of these instruments will adversely impact the value of these securities. A change in the timing of these estimated cash flows will also impact the value of these securities. For more information on the fair value of these securities, refer to Note 6.

Loans

The fair values of consumer installment loans and other consumer loans that do not reprice or mature frequently are estimated using discounted cash flow models. The discount rates are based on internal models which have been changed during the current year from discount rates based on current market price for loans with similar characteristics and risk factors. The Level 3 loans would decrease (increase) in value based upon an increase (decrease) in discount rate. Since substantially all individual lines of credit and other variable rate consumer loans reprice frequently, with interest rates reflecting current market pricing, the carrying values of these loans approximate their fair values.

The fair values of commercial loans that do not reprice or mature within relatively short time frames are estimated using discounted cash flow models. The discount rates are based on internal models which have been changed during the current year from discount rates based on current market price for loans with similar characteristics and risk factors. The Level 3 loans would decrease (increase) in value based upon an increase (decrease) in discount rate. For commercial loans that reprice within relatively short time frames, the carrying values approximate their fair values.

For purposes of these fair value estimates, the fair values of impaired loans were computed by deducting an estimated market discount from their carrying values to reflect the uncertainty of future cash flows.

Deposits

The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. For deposits with defined maturities, the fair values were estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities.

Short-term borrowings

The fair values of the Bank’s short-term debt were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.

Long-term debt

The fair values of the Bank’s unquoted long-term debt instruments were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.

Term placements

The fair values of term placements were estimated using discounted cash flow models. The discount rates were based on current market pricing for placements with similar characteristics and risk factors.

Derivatives

See note 24

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2014										March 31, 2015
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	370,835.2	Rs.	370,835.2	Rs.	0	Rs.	0	Rs.	370,835.2	Rs.	341,124.3	Rs.	341,124.3	Rs.	0	Rs.	0	Rs.	341,124.3	US$	5,474.6	US$	5,474.6
Term placements		176,481.7		0		176,346.4		0		176,346.4		169,989.5		0		169,990.7		0		169,990.7		2,728.1		2,728.1
Investments held for trading		65,077.9		25.9		65,052.0		0		65,077.9		61,292.8		0		61,292.8		0		61,292.8		983.7		983.7
Investments available for sale*		908,128.9		341.1		907,787.8		0		908,128.9		1,503,708.4		105,008.8		1,382,450.2		16,249.4		1,503,708.4		24,132.8		24,132.8
Securities purchased under agreements to resell		57,322.6		0		57,322.6		0		57,322.6		1,592.6		0		1,592.6		0		1,592.6		25.6		25.6
Loans		3,185,648.1		0		3,220,631.0		0		3,220,631.0		3,896,115.0		0		1,190,272.3		2,726,798.2		3,917,070.5		62,527.9		62,864.2
Accrued interest receivable		40,388.5		0		40,388.5		0		40,388.5		45,705.0		0		45,705.0		0		45,705.0		733.5		733.5
Other assets		186,036.9		0		184,774.8		0		184,774.8		109,722.4		0		108,346.3		0		108,346.3		1,760.9		1,738.8
Financial Liabilities:
Interest-bearing deposits		3,057,154.5		0		3,039,651.4		0		3,039,651.4		3,768,678.8		0		3,766,754.6		0		3,766,754.6		60,482.7		60,451.8
Non-interest-bearing deposits		612,845.6		0		612,845.6		0		612,845.6		733,032.0		0		733,032.0		0		733,032.0		11,764.3		11,764.3
Securities sold under repurchase agreements		0		0		0		0		0		50,000.0		0		50,000.0		0		50,000.0		802.4		802.4
Short-term borrowings		150,775.5		0		151,062.9		0		151,062.9		214,191.9		0		214,448.4		0		214,448.4		3,437.5		3,441.6
Accrued interest payable		27,734.7		0		27,734.7		0		27,734.7		32,689.5		0		32,689.5		0		32,689.5		524.6		524.6
Long-term debt		395,208.6		0		399,998.8		0		399,998.8		457,934.4		0		466,351.5		0		466,351.5		7,349.3		7,484.4
Accrued expenses and other liabilities		295,116.6		0		295,116.6		0		295,116.6		200,563.5		0		200,563.5		.0		200,563.5		3,218.8		3,218.8

*	excluding investments carried at cost Rs. 704.4 million (US$11.3 million) (as at March 31, 2014, Rs.695.4 million)